Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.9%
Raytheon Technologies Corp.	227,059	$ 20,478,451

Air Freight & Logistics - 0.9%
FedEx Corp.	80,823	19,871,143

Automobiles - 2.0%
Tesla, Inc. (A)	46,913	43,944,345

Beverages - 2.1%
Constellation Brands, Inc., Class A	90,816	21,591,504
Monster Beverage Corp. (A)	264,234	22,914,373

		44,505,877

Biotechnology - 2.5%
Regeneron Pharmaceuticals, Inc. (A)	33,887	20,623,289
Seagen, Inc. (A)	84,297	11,338,790
Vertex Pharmaceuticals, Inc. (A)	87,765	21,331,283

		53,293,362

Building Products - 1.9%
Builders FirstSource, Inc. (A)	173,885	11,822,441
Fortune Brands Home & Security, Inc.	188,509	17,751,893
Johnson Controls International PLC	143,509	10,428,799

		40,003,133

Capital Markets - 1.4%
Morgan Stanley	123,631	12,677,123
S&P Global, Inc.	43,544	18,080,340

		30,757,463

Chemicals - 1.1%
PPG Industries, Inc.	152,234	23,778,951

Consumer Finance - 1.8%
American Express Co.	216,943	39,010,690

Electronic Equipment, Instruments & Components - 0.7%
Cognex Corp.	218,261	14,505,626

Entertainment - 3.3%
Netflix, Inc. (A)	84,094	35,919,911
Roku, Inc. (A)	91,563	15,020,910
Walt Disney Co. (A)	148,112	21,175,573

		72,116,394

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	78,235	19,676,103

Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (A)	34,042	16,849,428
Edwards Lifesciences Corp. (A)	178,565	19,499,298
Teleflex, Inc.	55,309	17,156,299

		53,505,025

Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	76,906	36,343,469

Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc., Class A (A)	143,291	22,062,515
Booking Holdings, Inc. (A)	12,850	31,561,270

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (A)	17,351	$ 25,776,299
Penn National Gaming, Inc. (A) (B)	288,462	13,156,752

		92,556,836

Interactive Media & Services - 9.1%
Alphabet, Inc., Class A (A)	38,953	105,409,545
Meta Platforms, Inc., Class A (A)	288,653	90,423,439

		195,832,984

Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (A)	42,920	128,393,892

IT Services - 5.8%
Block, Inc. (A)	100,349	12,271,679
EPAM Systems, Inc. (A)	38,048	18,116,174
FleetCor Technologies, Inc. (A)	97,549	23,242,025
Global Payments, Inc.	115,985	17,383,832
Mastercard, Inc., Class A	137,513	53,132,273

		124,145,983

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	51,241	29,786,393

Machinery - 2.2%
Deere & Co.	82,789	31,161,779
Nordson Corp.	67,240	15,635,990

		46,797,769

Pharmaceuticals - 1.9%
Eli Lilly & Co.	165,677	40,655,479

Professional Services - 0.9%
Equifax, Inc.	78,274	18,766,974

Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. (A)	261,286	29,851,925
Entegris, Inc.	162,287	19,448,474
KLA Corp.	71,130	27,688,775
Marvell Technology, Inc.	309,167	22,074,524
Micron Technology, Inc.	173,283	14,255,992
NVIDIA Corp.	133,964	32,802,425
Teradyne, Inc.	124,106	14,573,768
Texas Instruments, Inc.	151,981	27,279,070

		187,974,953

Software - 19.9%
Adobe, Inc. (A)	88,302	47,179,759
Avalara, Inc. (A)	130,140	14,265,947
Five9, Inc. (A)	130,751	16,435,401
Microsoft Corp.	639,203	198,779,349
Palo Alto Networks, Inc. (A) (B)	44,075	22,804,405
Paycom Software, Inc. (A)	47,288	15,855,666
Qualtrics International, Inc., Class A (A)	346,026	10,128,181
RingCentral, Inc., Class A (A)	62,697	11,065,393
salesforce.com, Inc. (A)	153,918	35,805,944
ServiceNow, Inc. (A)	48,229	28,251,584
Workday, Inc., Class A (A)	114,968	29,088,054

		429,659,683

Specialty Retail - 1.7%
TJX Cos., Inc.	512,828	36,908,231

Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	1,255,171	219,378,787
NetApp, Inc.	255,239	22,080,726

		241,459,513

Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.6%
Lululemon Athletica, Inc. (A)	70,541	$ 23,543,764
NIKE, Inc., Class B	223,500	33,093,645

		56,637,409

Total Common Stocks (Cost $1,172,149,268)		2,141,366,131

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (C), dated 01/31/2022, to be repurchased at $18,196,871 on 02/01/2022. Collateralized by a U.S. Government Obligation, 3.63%, due 04/15/2028, and with a value of $18,560,996.	$ 18,196,871	18,196,871

Total Repurchase Agreement (Cost $18,196,871)		18,196,871

Total Investments (Cost $1,190,346,139)		2,159,563,002
Net Other Assets (Liabilities) - (0.1)%		(1,932,332)

Net Assets - 100.0%		$ 2,157,630,670

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,141,366,131	$—	$—	$2,141,366,131
Repurchase Agreement	—	18,196,871	—	18,196,871

Total Investments	$2,141,366,131	$18,196,871	$—	$2,159,563,002

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $35,533,212, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $36,308,677. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica US Growth (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3